Income Tax (Tables)	12 Months Ended
May. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
The provision for income taxes for the years ended May 31, 2015, 2014 and 2013 consisted of the following:

	2015	2014	2013

	(in thousands)
Current income tax expense:
Federal	$25,022	$49,178	$16,326
State	3,905	3,856	987
Foreign	(10,346)	48,075	36,020
	18,581	101,109	53,333
Deferred income tax expense:
Federal	14,822	1,568	26,302
State	3,606	1,206	3,568
Foreign	70,986	3,515	12,368
	89,414	6,289	42,238
	$107,995	$107,398	$95,571

Schedule of Income before Income Tax, Domestic and Foreign
The following presents income before income taxes for the years ended May 31, 2015, 2014 and 2013:

	2015	2014	2013

	(in thousands)
United States	$135,901	$153,453	$137,501
Foreign	281,209	223,897	196,783
	$417,110	$377,350	$334,284

Schedule of Effective Income Tax Rate Reconciliation
Our effective tax rates for the years ended May 31, 2015, 2014 and 2013, respectively, differ from the federal statutory rate as follows:

	2015	2014	2013
Federal U.S. statutory rate	35.0%	35.0%	35.0%
State income taxes, net of federal income tax benefit	1.1	0.9	0.9
Foreign income taxes	(8.5)	(7.2)	(7.0)
Foreign interest income not subject to tax	(1.8)	(2.1)	(2.8)
Tax credits and other	1.0	3.1	3.7
Effective tax rate attributable to Global Payments	26.8	29.7	29.8
Effective tax rate allocated to noncontrolling interests	(0.9)	(1.2)	(1.2)
Effective tax rate	25.9%	28.5%	28.6%

Schedule of Deferred Tax Assets and Liabilities
As of May 31, 2015 and 2014, principal components of deferred tax items were as follows:

	2015	2014

	(in thousands)
Deferred income tax assets:
Basis difference - U.K. business	$24,520	$96,720
Foreign income tax credit carryforward	14,172	11,819
Foreign net operating loss carryforward	2,330	6,881
U.S. net operating loss carryforward	6,927	22,074
Share-based compensation expense	7,727	5,916
Other	8,636	6,266
	64,312	149,676
Less valuation allowance	(3,823)	(7,199)
	60,489	142,477
Deferred income tax liabilities:
Acquired intangible assets	147,239	149,440
Property and equipment	63,957	53,238
Taxes on unremitted earnings and other	4,992	5,470
Foreign currency translation	14,659	26,813
Other	2,069	1,800
	232,916	236,761
Net deferred income tax liability	$(172,427)	$(94,284)

The net deferred income tax liability is reflected on our consolidated balance sheets as of May 31, 2015 and 2014 as follows:

	2015	2014

	(in thousands)
Noncurrent deferred income tax asset	30,428	101,940
Noncurrent deferred income tax liability	(202,855)	(196,224)
	$(172,427)	$(94,284)

Summary of Valuation Allowance
Changes to our valuation allowance during the years ended May 31, 2015 and 2014 are summarized below (in thousands):

Balance at May 31, 2013	$(28,464)
Utilization of foreign net operating loss carryforwards	2,822
Allowance for foreign tax credit carryforward	18,061
Other	382
Balance at May 31, 2014	(7,199)
Utilization of foreign net operating loss carryforwards	3,387
Other	(11)
Balance at May 31, 2015	$(3,823)

Schedule of Unrecognized Tax Benefits Roll Forward
A reconciliation of the beginning and ending amounts of unrecognized income tax benefits, excluding penalties and interest, for the years ended May 31, 2015, 2014, and 2013 is as follows:

	2015	2014	2013

	(in thousands)
Balance at the beginning of the year	$67,576	$53,763	$45,595
Additions based on income tax positions related to the current year	6,311	8,551	8,778
Additions for income tax positions of prior years	512	296	142
Foreign currency impact for income tax positions	(5,713)	5,303	(601)
Reductions for income tax positions of prior years	(32)	(60)	(151)
Settlements with income tax authorities	(504)	(277)	—
Changes in judgment regarding tax position	(65,591)	—	—
Balance at the end of the year	$2,559	$67,576	$53,763